Cover	Sep. 12, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 12, 2026
Entity File Number	001-41719
Entity Registrant Name	60 DEGREES PHARMACEUTICALS, INC.
Entity Central Index Key	0001946563
Entity Tax Identification Number	32-0630186
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1025 Connecticut Avenue NW, Suite 1000
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20036
City Area Code	202
Local Phone Number	327-5422
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	SXTP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false